UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Madison Street Partners, LLC
           -----------------------------------------------------
Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Matthew J. Arnett
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  303-815-1662
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO             5/14/2009
---------------------              ---------------------             ----------
     [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           52
                                         -----------
Form 13F Information Table Value Total:      $51,188
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ISHARES TR BARCLAYS 20+ YR JAN COM              464287432      249     117 PUT      SOLE             SOLE      0    0
110 EXP 2011
SAKS INCORPORATED 2%           NOTE             79377WAL2      492 1350000 NOTE     SOLE             SOLE      0    0
03/15/2024 SER: B CONV SM
AGRIUM INC CMN                 COM              008916108      268    7500 SH       SOLE             SOLE      0    0
SOTHEBY'S CMN CLASS A          COM              835898107     1170  130000 SH       SOLE             SOLE      0    0
BERKSHIRE HATHAWAY INC. CLASS  COM              084670207     1128     400 SH       SOLE             SOLE      0    0
B
CONTINENTAL AIRLINES INC CLASS COM              210795308      370   42000 SH       SOLE             SOLE      0    0
B
CLEARWATER PAPER CORPORATION   COM              18538R103      969  120746 SH       SOLE             SOLE      0    0
CMN
COMCAST CORPORATION CMN CLASS  COM              20030N200      429   33353 SH       SOLE             SOLE      0    0
A NON VOTING
CHIPOTLE MEXICAN GRILL, INC.   COM              169656204     5762  100551 SH       SOLE             SOLE      0    0
CMN CLASS B
COACH INC CMN                  COM              189754104     1698  101700 SH       SOLE             SOLE      0    0
POWERSHARES DB AGRICULTURE     COM              73936B408      293   12000 SH       SOLE             SOLE      0    0
FUND - ETF
DR PEPPER SNAPPLE GROUP, INC.  COM              26138E109     1099   65000 SH       SOLE             SOLE      0    0
CMN
SP ACQUISITION HOLDINGS INC. 1 UNIT 99/99/999   78470A203      595   63054 SH       SOLE             SOLE      0    0
UNT=1SHR+1WTS
WTS/SP ACQUISITION HOLDINGS IN *W EXP           78470A112        4   93690 SH       SOLE             SOLE      0    0
7.5000 EXP10/10/2012           10/10/2012
ISHARES MSCI EMERGING MKT      COM              464287234      235    9500 SH       SOLE             SOLE      0    0
INDEX FUND ETF
ENERGEN CORP CMN               COM              29265N108      922   31655 SH       SOLE             SOLE      0    0
FEDEX CORP CMN                 COM              31428X106     1223   27500 SH       SOLE             SOLE      0    0
FAIRFAX FINANCIAL HLDGS LTD    COM              303901102     3126   12000 SH       SOLE             SOLE      0    0
CMN
FORESTAR REAL ESTATE GROUP     COM              346233109     1282  167602 SH       SOLE             SOLE      0    0
INC*. CMN
CURRENCYSHARES AUSTRALIAN      COM              23129U101      557    8000 SH       SOLE             SOLE      0    0
DOLLAR TRUST - ETF
CURRENCYSHARES CDN DLR TR      COM              23129X105     1229   15500 SH       SOLE             SOLE      0    0
MUTUAL FUND - ETF
MARKET VECTORS ETF TRUST GOLD  COM              57060U100      479   13000 SH       SOLE             SOLE      0    0
MINERS INDEX FD ETF FUND
SPDR GOLD TRUST ETF            COM              78463V107     1805   20000 SH       SOLE             SOLE      0    0
HUDSON CITY BANCORP INC CMN    COM              443683107     1374  117588 SH       SOLE             SOLE      0    0
HARDINGE INC. COMMON STOCK     COM              412324303      160   57502 SH       SOLE             SOLE      0    0
HARRY WINSTON DIAMOND CORP CMN COM              41587B100      642  223105 SH       SOLE             SOLE      0    0
LIBERTY GLOBAL INC CMN CLASS A COM              530555101      698   48002 SH       SOLE             SOLE      0    0
US AIRWAYS GROUP INC CMN       COM              90341W108      316  125000 SH       SOLE             SOLE      0    0
LEGG MASON INC CMN             COM              524901105      392   24700 SH       SOLE             SOLE      0    0
LORILLARD, INC. CMN            COM              544147101     1075   17418 SH       SOLE             SOLE      0    0
MICROSOFT CORPORATION CMN      COM              594918104     4133  225000 SH       SOLE             SOLE      0    0
MANITOWOC CO INC CMN           COM              563571108       98   30000 SH       SOLE             SOLE      0    0
MICRON TECHNOLOGY, INC. CMN    COM              595112103      104   25800 SH       SOLE             SOLE      0    0
NOBLE CORPORATION (CH) CMN     COM              H5833N103     4021  166924 SH       SOLE             SOLE      0    0
NYSE EURONEXT CMN              COM              629491101      895   50000 SH       SOLE             SOLE      0    0
PHH CORPORATION CMN            COM              693320202     1205   85822 SH       SOLE             SOLE      0    0
POWERSHARES WATER RES PORTF    COM              73935X575      250   21000 SH       SOLE             SOLE      0    0
EXCHANGE TRADED FUND
PINNACLE AIRLINES CORP CMN     COM              723443107      316  227981 SH       SOLE             SOLE      0    0
PENN WEST ENERGY TRUST CMN     COM              707885109     1046  110295 SH       SOLE             SOLE      0    0
RHI ENTERTAINMENT, INC. CMN    COM              74957T104      395  259889 SH       SOLE             SOLE      0    0
RED ROBIN GOURMET BURGERS INC  COM              75689M101      264   15000 SH       SOLE             SOLE      0    0
CMN
PROSHARES TRUST PROSHARES      COM              74347R628     1030   10500 SH       SOLE             SOLE      0    0
ULTRASHORT FINANCIAL*S ETF
ISHARES SILVER TRUST ETF       COM              46428Q109      492   38500 SH       SOLE             SOLE      0    0
SAMSON OIL & GAS LTD SPONSORED SPON ADR         796043107      121  234271 SH       SOLE             SOLE      0    0
ADR CMN
SUNCOR ENERGY INC. CMN         COM              867229106      888   40000 SH       SOLE             SOLE      0    0
MOLSON COORS BREWING CO CMN    COM              60871R209      342   10000 SH       SOLE             SOLE      0    0
CLASS B
PROSHARES TRUST PROSHARES      COM              74347R297      218    5000 SH       SOLE             SOLE      0    0
ULTRASHORT LEHMAN 20+ YEAR
TREASURY EXCHANGE-TRADED FUND
TYCO INTERNATIONAL LTD CMN     COM              H89128104     1662   85000 SH       SOLE             SOLE      0    0
WHITE MTNS INS GROUP LTD CMN   COM              G9618E107     1719   10000 SH       SOLE             SOLE      0    0
WESTERN UNION COMPANY (THE)    COM              959802109     1350  107473 SH       SOLE             SOLE      0    0
CMN
AMEX UTILITIES SELECT INDEX    COM              81369Y886      268   10500 SH       SOLE             SOLE      0    0
MARKET INDEX
XTO ENERGY INC. CMN            COM              98385X106      306   10000 SH       SOLE             SOLE      0    0
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